Notes Payable (Details) - Schedule of principal maturities of notes payable - USD ($) $ in Thousands	Dec. 31, 2022	Jul. 12, 2021
Schedule Of Principal Maturities Of Notes Payable [Abstract]
Due on demand	$ 4,997
2026	100
2028	36,622
Total	$ 41,719	$ 1,200